----------------------------
                                                            OMB APPROVAL
                         UNITED STATES              ----------------------------
              SECURITIES AND EXCHANGE COMMISSION      OMB Number: 3235-0456
                    Washington, D.C. 20549            Expires: June 30, 2009
                                                      Estimated average burden
                          FORM 24F-2                  hours per response.....2
               ANNUAL NOTICE OF SECURITIES SOLD     ----------------------------
                    PURSUANT TO RULE 24F-2

   READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.        Name and address of issuer:
                                REGIONS MORGAN KEEGAN SELECT FUNDS
                                50 North Front Street
                                Memphis, Tennessee  38103

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2.        The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                               [ X ]

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3.        Investment Company Act File Number:  811-06511

          Securities Act File Number:          033-44737

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4(a).     Last day of the fiscal year for which this Form is filed:

                                NOVEMBER 30, 2007

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4(b).     [  ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

          NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
                REGISTRATION FEE DUE.

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4(c).     [  ]  Check box if this is the last time the issuer will be filing this Form.

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
5.        Calculation of registration fee:

            (i)   Aggregate sale price of securities sold
                  during the fiscal year pursuant to
                  section 24(f):                                                $3,299,835,022
                                                                               ----------------
           (ii)   Aggregate price of securities redeemed
                  or repurchased during the fiscal year:    $3,190,678,381
                                                           ----------------
          (iii)   Aggregate price of securities redeemed
                  or repurchased during any PRIOR fiscal
                  year ending no earlier than October 11,
                  1995 that were not previously used to
                  reduce registration fees payable to
                  the Commission:                             $107,420,897
                                                           ----------------
           (iv)   Total available redemption credits
                  [add items 5(ii) and 5(iii)]:                                -$3,298,099,278
                                                                               ----------------
            (v)   Net Sales - If item 5(i) is greater
                  than item 5(iv) [subtract Item 5(iv)
                  from Item 5(i)]:                                              $1,735,744.00
                                                                               ----------------
        --------------------------------------------------------------------
           (vi)   Redemption credits available for use                  $0
                  in future years - if Item 5(i) is less   ----------------
                  than Item 5 (iv) [subtract Item 5(iv)
                  from Item 5(i)]:
        --------------------------------------------------------------------

          (vii)   Multiplier for determining registration
                  fee (See Instruction C.9):                                        0.00003930
                                                                               ----------------

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]: (enter "0" if no fee is
                  due):                                                        =        $68.21
                                                                               ----------------
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6.                Prepaid shares
                  If  the  response to  item 5(i)  was determined  by  deducting an  amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2  as in effect  before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a  number of  shares or  other units that  were registered  pursuant to rule
                  24e-2 remaining unsold at the end of the fiscal year  for which this form is filed that are available for use by the issuer in future fiscal years,  then state that number here: N/A.
                                          ---

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7.        Interest due -- if this  Form is being  filed more
          than 90 days after the end of the issuers fiscal year
          (see Instruction D):                                                           $0.00
                                                                               ----------------

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
8.        Total of amount of the registration fee due plus
          any interest due [line 5(viii) plus line 7].

                                                                                        $68.21
                                                                               ================
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9.        Date the registration fee and any interest payment
          was sent to the Commission's lockbox depository:
               February 22, 2008
               -----------------

               Method of Delivery:
                                        [ X ]  Wire Transfer
                                        [   ]  Mail or other means

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                                          SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


          By (Signature and Title)*        /s/ Charles D. Maxwell
                                           ----------------------------------------------------

                                          Charles D. Maxwell, Secretary
                                          -----------------------------------------------------

          February 22, 2008
          --------------------------------

          * Please print the name and title of the signing officer below the signature.

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